JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 98.1%
Aerospace & Defense — 0.9%
Northrop Grumman Corp.	179	64,616
Raytheon Technologies Corp.	1,123	96,554

		161,170

Air Freight & Logistics — 1.2%
FedEx Corp.	399	87,424
United Parcel Service, Inc., Class B	733	133,529

		220,953

Airlines — 0.3%
Southwest Airlines Co. *	1,006	51,719

Auto Components — 0.3%
Aptiv plc *	127	18,851
Magna International, Inc. (Canada)	453	34,118

		52,969

Automobiles — 1.9%
General Motors Co. *	813	42,868
Tesla, Inc. * (a)	399	309,766

		352,634

Banks — 4.3%
Bank of America Corp. (a)	2,412	102,381
Citigroup, Inc.	1,919	134,694
Comerica, Inc.	260	20,962
Fifth Third Bancorp	1,401	59,475
Regions Financial Corp.	2,715	57,863
SVB Financial Group *	50	32,577
Truist Financial Corp.	1,263	74,057
US Bancorp	1,777	105,622
Wells Fargo & Co.	4,503	208,971

		796,602

Beverages — 1.2%
Coca-Cola Co. (The) (a)	3,092	162,262
Constellation Brands, Inc., Class A	293	61,763

		224,025

Biotechnology — 2.2%
AbbVie, Inc.	1,766	190,449
Biogen, Inc. * (a)	160	45,405
Moderna, Inc. *	76	29,365
Regeneron Pharmaceuticals, Inc. *	129	78,125
Vertex Pharmaceuticals, Inc. *	366	66,332

		409,676

Building Products — 1.2%
Johnson Controls International plc	1,016	69,161
Masco Corp.	647	35,932
Trane Technologies plc	684	118,118

		223,211

Capital Markets — 3.3%
Goldman Sachs Group, Inc. (The)	247	93,359
Intercontinental Exchange, Inc.	472	54,210
Morgan Stanley	1,015	98,773
S&P Global, Inc.	398	169,193
State Street Corp.	1,279	108,383
T. Rowe Price Group, Inc.	501	98,527

		622,445

Chemicals — 1.8%
Air Products and Chemicals, Inc.	101	25,767
Celanese Corp.	176	26,439
DuPont de Nemours, Inc.	775	52,695
Eastman Chemical Co.	812	81,790
Linde plc (United Kingdom)	190	55,634
LyondellBasell Industries NV, Class A	132	12,401
PPG Industries, Inc.	621	88,749

		343,475

Commercial Services & Supplies — 0.1%
Cintas Corp. (a)	53	20,065

Communications Equipment — 0.3%
Cisco Systems, Inc.	979	53,295
Motorola Solutions, Inc.	49	11,413

		64,708

Consumer Finance — 0.4%
Capital One Financial Corp.	428	69,325

Containers & Packaging — 0.3%
Crown Holdings, Inc. (a)	199	20,005
Westrock Co.	534	26,599

		46,604

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B * (a)	993	270,958
Voya Financial, Inc.	186	11,393

		282,351

Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. (a)	1,205	65,100

Electric Utilities — 1.8%
Entergy Corp.	731	72,635
Evergy, Inc.	897	55,792
NextEra Energy, Inc.	1,796	141,002
Xcel Energy, Inc. (a)	1,189	74,333

		343,762

Electrical Equipment — 0.7%
Eaton Corp. plc	842	125,738

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	291	21,310

Entertainment — 1.1%
Netflix, Inc. * (a)	263	160,634
Walt Disney Co. (The) *	276	46,687

		207,321

Equity Real Estate Investment Trusts (REITs) — 2.4%
Camden Property Trust	357	52,593
Equinix, Inc.	77	60,935
Equity LifeStyle Properties, Inc.	476	37,195
Host Hotels & Resorts, Inc. *	982	16,034
Kimco Realty Corp.	1,324	27,471
Prologis, Inc.	927	116,324
SBA Communications Corp.	100	32,991
Sun Communities, Inc.	256	47,340
UDR, Inc.	147	7,811
Ventas, Inc.	1,020	56,310

		455,004

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	102	45,972

Food Products — 0.5%
Mondelez International, Inc., Class A (a)	1,561	90,821

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	1,006	118,837
ABIOMED, Inc. *	22	7,303
Becton Dickinson and Co.	218	53,554
Boston Scientific Corp. * (a)	1,764	76,524
Danaher Corp.	197	59,942
Dexcom, Inc. *	47	25,788
Intuitive Surgical, Inc. * (a)	34	33,518
Medtronic plc (a)	1,265	158,569
Zimmer Biomet Holdings, Inc. (a)	617	90,245

		624,280

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	165	19,716
Anthem, Inc. (a)	396	147,656
Centene Corp. *	682	42,480
CVS Health Corp.	416	35,285
UnitedHealth Group, Inc. (a)	605	236,277

		481,414

Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc. * (a)	34	81,582
Hilton Worldwide Holdings, Inc. *	381	50,357
Royal Caribbean Cruises Ltd. *	110	9,771
Yum! Brands, Inc.	508	62,161

		203,871

Household Durables — 0.6%
DR Horton, Inc.	70	5,878
Lennar Corp., Class A	826	77,362
Toll Brothers, Inc.	396	21,906

		105,146

Household Products — 1.5%
Kimberly-Clark Corp.	451	59,742
Procter & Gamble Co. (The) (a)	1,541	215,413

		275,155

Industrial Conglomerates — 0.3%
Honeywell International, Inc. (a)	278	59,078

Insurance — 1.9%
American International Group, Inc.	824	45,205
Chubb Ltd.	503	87,226
Hartford Financial Services Group, Inc. (The)	902	63,374
Progressive Corp. (The)	1,077	97,379
Prudential Financial, Inc.	385	40,511
Travelers Cos., Inc. (The)	125	19,018

		352,713

Interactive Media & Services — 7.2%
Alphabet, Inc., Class A * (a)	194	519,162
Alphabet, Inc., Class C * (a)	149	397,638
Facebook, Inc., Class A * (a)	1,227	416,384
ZoomInfo Technologies, Inc., Class A *	438	26,789

		1,359,973

Internet & Direct Marketing Retail — 4.3%
Amazon.com, Inc. * (a)	245	805,939

IT Services — 4.8%
Accenture plc, Class A	744	237,869
Fiserv, Inc. *	214	23,181
FleetCor Technologies, Inc. *	227	59,317
Mastercard, Inc., Class A (a)	716	249,109
PayPal Holdings, Inc. *	265	68,905
Shopify, Inc., Class A (Canada) *	20	27,251
Visa, Inc., Class A (a)	1,053	234,506

		900,138

Life Sciences Tools & Services — 1.4%
Illumina, Inc. *	94	38,050
Thermo Fisher Scientific, Inc. (a)	363	207,540
Waters Corp. *	35	12,374

		257,964

Machinery — 2.1%
Deere & Co.	481	161,017
Ingersoll Rand, Inc. *	565	28,477
Otis Worldwide Corp.	211	17,320
Parker-Hannifin Corp.	255	71,366
Stanley Black & Decker, Inc.	602	105,557

		383,737

Media — 1.4%
Altice USA, Inc., Class A *	341	7,068
Charter Communications, Inc., Class A * (a)	112	81,692
Comcast Corp., Class A (a)	2,962	165,663
Fox Corp., Class A	118	4,715

		259,138

Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	622	20,239

Multiline Retail — 0.8%
Dollar General Corp.	76	16,122
Dollar Tree, Inc. *	351	33,595
Target Corp.	428	97,807

		147,524

Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	2,065	50,799
DTE Energy Co.	114	12,724
Sempra Energy	308	38,908

		102,431

Oil, Gas & Consumable Fuels — 2.8%
Cabot Oil & Gas Corp.	239	5,195
Cheniere Energy, Inc. *	240	23,489
Chevron Corp. (a)	962	97,644
ConocoPhillips	1,150	77,954
Diamondback Energy, Inc.	783	74,089
EOG Resources, Inc. (a)	661	53,096
Phillips 66	415	29,073
Pioneer Natural Resources Co. (a)	518	86,303
Williams Cos., Inc. (The)	2,718	70,511

		517,354

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	198	59,362

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co. (a)	2,695	159,443
Eli Lilly & Co. (a)	718	165,843
Johnson & Johnson (a)	1,433	231,502
Merck & Co., Inc.	1,259	94,558
Pfizer, Inc.	517	22,238

		673,584

Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	278	22,029
Leidos Holdings, Inc.	585	56,207

		78,236

Road & Rail — 1.0%
Lyft, Inc., Class A*	541	28,979
Norfolk Southern Corp. (a)	382	91,390
Union Pacific Corp.	297	58,297

		178,666

Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices, Inc. * (a)	1,173	120,656
Analog Devices, Inc.	767	128,477
Applied Materials, Inc.	996	128,246
Intel Corp.	526	28,029
Lam Research Corp.	245	139,681
Microchip Technology, Inc.	240	36,866
Micron Technology, Inc.	224	15,893
NVIDIA Corp.	1,172	242,806
NXP Semiconductors NV (China)	454	88,960
QUALCOMM, Inc.	180	23,162
Texas Instruments, Inc. (a)	983	188,942

		1,141,718

Software — 8.9%
Fortinet, Inc. *	71	20,871
Intuit, Inc. (a)	376	202,726
Microsoft Corp. (a)	4,402	1,241,143
Oracle Corp.	834	72,675
salesforce.com, Inc. * (a)	337	91,437
Workday, Inc., Class A *	153	38,191

		1,667,043

Specialty Retail — 3.4%
AutoZone, Inc. * (a)	11	19,379
Best Buy Co., Inc. (a)	749	79,161
Home Depot, Inc. (The) (a)	440	144,484
Lowe’s Cos., Inc. (a)	937	190,144
O’Reilly Automotive, Inc. *	205	125,013
TJX Cos., Inc. (The) (a)	1,071	70,638

		628,819

Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc. (a)	8,037	1,137,299
Seagate Technology Holdings plc	879	72,552

		1,209,851

Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	229	22,247
NIKE, Inc., Class B	953	138,454

		160,701

Tobacco — 1.0%
Altria Group, Inc. (a)	1,841	83,799
Philip Morris International, Inc.	1,100	104,261

		188,060

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. *	1,003	128,131

TOTAL COMMON STOCKS (Cost $12,759,955)		18,267,225

	NO. OF CONTRACTS
OPTIONS PURCHASED — 2.5%
PUT OPTIONS PURCHASED — 2.5%
Index Funds — 2.5%
S&P 500 Index 12/31/2021 at USD 4,080.00, European Style Notional Amount: USD 18,571,097 Counterparty: Exchange-Traded * (Cost $443,676)	43,113	459,585

	Shares (000)
SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (b) (c) (Cost $288,774)	288,774	288,774

Total Investments — 102.2% (Cost $13,492,405)		19,015,584
Liabilities in Excess of Other Assets — (2.2)%		(417,616)

Net Assets — 100.0%		18,597,968

Percentages indicated are based on net assets.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

USD	United States Dollar

(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,398	12/2021	USD	300,745	(10,147)

Abbreviations

USD	United States Dollar

Written Call Options Contracts as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	43,113	USD 18,571,097	USD 4,450.00	12/31/2021	(336,928)

Written Put Options Contracts as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	43,113	USD 18,571,097	USD 3,440.00	12/31/2021	(117,267)

Total Written Options Contracts (Premiums Received $448,289)						(454,195)

Abbreviations

USD	United States Dollar

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$19,015,584	$—	$—	$19,015,584

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(10,147)	$—	$—	$(10,147)
Options Written (a)
Call Options Written	(336,928)	—	—	(336,928)
Put Options Written	(117,267)	—	—	(117,267)

Total Depreciation in Other Financial Instruments	$(464,342)	$—	$—	$(464,342)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	$312,969	$500,564	$524,759	$—	$—	$288,774	288,774	$5	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.